UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-05715
                                                     ---------

            The Gabelli Convertible and Income Securities Fund Inc.
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
          -------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------
                   Date of fiscal year end: December 31, 2004
                                            -----------------
                     Date of reporting period: June 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

THE GABELLI CONVERTIBLE AND
INCOME SECURITIES FUND INC.
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                           SEMI-ANNUAL REPORT
                                                           JUNE 30, 2004


                                                                      GCV PQ2/04

                                                                          [LOGO]
                                                               THE GABELLI
                                                               CONVERTIBLE AND
                                                               INCOME SECURITIES
                                                               FUND INC.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

                               Semi-Annual Report
                                  June 30, 2004

TO OUR SHAREHOLDERS,

      During the second quarter of 2004, the Gabelli Convertible and Income Securities Fund's (the "Fund") total return declined 1.1% on a net asset value ("NAV") basis while the Standard & Poor's ("S&P") 500 Index rose 1.7% and the Lipper Convertible Securities Fund Average fell 0.9%. For the six-month period ended June 30, 2004, the Fund's NAV total return was 0.1% versus gains of 3.4% and 2.5% for the S&P 500 Index and the Lipper Convertible Securities Fund Average, respectively. The Fund's market price declined 8.0% during the second quarter and declined 1.0% during the six-month period ended June 30, 2004.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2004.

COMPARATIVE RESULTS

--------------------------------------------------------------------------------

                                             AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2004 (a)
                                             ------------------------------------------------
                                                                  YEAR TO                                                 SINCE
                                                       QUARTER     DATE       1 YEAR    3 YEAR     5 YEAR    10 YEAR   INCEPTION (b)
                                                       -------     ----       ------    ------     ------    -------   -------------
Gabelli Convertible and Income Securities Fund
  NAV Return (c) ..................................     (1.14)%     0.11%      5.06%     2.40%      2.66%      6.60%       7.68%
  Investment Return (d) ...........................     (7.98)     (1.00)      4.84      6.20       7.39        N/A(e)     8.40(e)

S&P 500 Index .....................................      1.72       3.44      19.10     (0.69)     (2.20)     11.82       11.31
Lipper Convertible Securities Fund Average ........     (0.93)      2.45      15.33      4.73       5.27       9.53       10.00

(a) Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. The S&P 500 Index is an unmanaged indicator of stock market performance, while the Lipper Average reflects the average performance of open-end mutual funds classified in this particular category. Dividends are considered reinvested. Performance for periods less than one year is not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month-end. Investors should consider the investment objectives, risks and charges and expenses of the Fund before investing.

(b)   From commencement of investment operations on July 3, 1989.

(c) Total returns and average annual returns reflect changes in net asset value ("NAV") and reinvestment of distributions at NAV on the ex-dividend date and adjustments for rights offerings, and are net of expenses. Since Inception return based on initial net asset value of $10.00.

(d) Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange and reinvestment of distributions and adjustments for rights offerings. Since Inception return based on an initial offering price of $11.25.

(e) The Fund converted to closed-end status on March 31, 1995 and had no operating history on the New York Stock Exchange prior to that date.

--------------------------------------------------------------------------------

SHAREHOLDER MEETING -- MAY 10, 2004 -- FINAL RESULTS

      The  Annual  Meeting  of  Shareholders  was  held on May  10,  2004 at the
Greenwich Public Library in Greenwich, Connecticut. At that meeting, common shareholders and preferred shareholders voting as a single class elected Mario
J. Gabelli and Karl Otto Pohl as Directors of the Fund. There were 9,647,826 votes and 9,622,500 votes cast in favor of these Directors and 65,172 votes and 90,499 votes withheld for these Directors, respectively. Preferred shareholders voting as a separate class elected Werner J. Roeder as a Director of the Fund. There were 955,930 votes cast in favor of this Director and 7,240 votes withheld for this Director.

      E. Val Cerutti, Anthony J. Colavita, Dugald A Fletcher, Anthony R. Pustorino, Anthonie C. van Ekris and Salvatore J. Zizza continue to serve in their capacities as Directors of the Fund.

      We thank you for your participation and appreciate your continued support.

WWW.GABELLI.COM

      Please visit us on the Internet. Our homepage at www.gabelli.com contains information about Gabelli Asset Management Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, current and historical quarterly reports, closing prices and other current news. We welcome your comments and questions via e-mail at closedend@gabelli.com.

      You may sign up for our e-mail alerts at www.gabelli.com and receive early notice of quarterly report availability, news events, media sightings, mutual fund prices and performance, and access to the Gabelli & Company, Inc. research library.

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to new corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A description of the Fund's proxy voting policies and procedures and how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2004 (UNAUDITED)

 PRINCIPAL                                                                                         MARKET
  AMOUNT                                                                         COST               VALUE
-----------                                                                  -----------         -----------
             CONVERTIBLE CORPORATE BONDS -- 26.6%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 6.1%
$ 1,600,000  GenCorp Inc., Sub. Deb. Cv.,
               5.750%, 04/15/07 .......................................      $ 1,573,868         $ 1,696,000
    300,000  Pep Boys - Manny, Moe
               & Jack, Cv.,
               4.250%, 06/01/07 .......................................          277,942             368,250
  6,900,000  Standard Motor Products Inc.,
               Sub. Deb. Cv.,
               6.750%, 07/15/09 .......................................        5,426,144           6,831,000
                                                                             -----------         -----------
                                                                               7,277,954           8,895,250
                                                                             -----------         -----------
             AVIATION: PARTS AND SERVICES -- 2.7%
  4,028,000  Kaman Corp., Sub. Deb. Cv.,
               6.000%, 03/15/12 .......................................        3,833,670           4,002,825
                                                                             -----------         -----------
             BROADCASTING -- 0.6%
    950,000  Sinclair Broadcast Group Inc.,
               Sub. Deb. Cv.,
               4.875%, 07/15/18 .......................................          976,644             883,500
                                                                             -----------         -----------
             BUSINESS SERVICES -- 4.3%
    900,000  BBN Corp., Sub. Deb. Cv.,
               6.000%, 04/01/12+ (a)(c) ...............................          882,893                   0
  3,000,000  Franklin Resources Inc., Cv.,
               Zero Coupon, 05/11/31+ .................................        1,818,481           1,845,000
    500,000  Navistar Financial Corp.,
               Sub. Deb. Cv.,
               4.750%, 04/01/09 .......................................          445,992             493,750
             Trans-Lux Corp.,
               Sub. Deb. Cv.,
  2,600,000    8.250%, 03/01/12 .......................................        2,503,758           2,509,000
  1,500,000    7.500%, 12/01/06 .......................................        1,508,158           1,520,625
                                                                             -----------         -----------
                                                                               7,159,282           6,368,375
                                                                             -----------         -----------
             CABLE -- 1.7%
    400,000  Adelphia Communications
               Corp., Sub. Deb. Cv.,
               3.250%, 05/01/21+ (c) ..................................          127,000             150,000
  2,500,000  Charter Communications
               Inc., Cv.,
               4.750%, 06/01/06 .......................................        1,769,113           2,318,750
                                                                             -----------         -----------
                                                                               1,896,113           2,468,750
                                                                             -----------         -----------
             COMMUNICATIONS EQUIPMENT -- 2.6%
  1,800,000  Agere Systems Inc.,
               Sub. Deb. Cv.,
               6.500%, 12/15/09 .......................................        1,833,433           2,097,000
    200,000  Corning Inc., Sub. Deb. Cv.,
               Zero Coupon, 11/08/15+ .................................          147,254             157,250
  1,000,000  Lucent Technologies Inc.,
               Sub. Deb. Cv.,
               8.000%, 08/01/31 .......................................        1,066,739           1,127,500
    500,000  Nortel Networks Corp., Cv.,
               4.250%, 09/01/08 .......................................          477,540             481,250
                                                                             -----------         -----------
                                                                               3,524,966           3,863,000
                                                                             -----------         -----------
             CONSUMER PRODUCTS -- 0.1%
    100,000  Church & Dwight Co. Inc., Cv.,
               5.250%, 08/15/33 (b) ...................................          100,000             122,000
                                                                             -----------         -----------
             DIVERSIFIED INDUSTRIAL -- 0.4%
    500,000  GATX Corp., Cv.,
               7.500%, 02/01/07 (b) ...................................          500,000             586,250
                                                                             -----------         -----------
             ELECTRONICS -- 1.1%
     10,000  Artesyn Technologies,
               Sub. Deb. Cv.,
               5.500%, 08/15/10 (b) ...................................           10,757              14,275
    495,000  Cypress Semiconductor Inc.,
               Sub. Deb. Cv.,
               3.750%, 07/01/05 .......................................          476,968             491,906
  1,000,000  Oak Industries Inc.,
               Sub. Deb. Cv.,
               4.875%, 03/01/08 .......................................          838,382           1,045,000
                                                                             -----------         -----------
                                                                               1,326,107           1,551,181
                                                                             -----------         -----------
             ENERGY AND UTILITIES -- 1.1%
    500,000  Devon Energy Corp.,
               Sub. Deb. Cv.,
               4.950%, 08/15/08 .......................................          499,766             515,000
  1,500,000  Mirant Corp., Sub. Deb. Cv.,
               2.500%, 06/15/21+ (c) ..................................        1,026,728             846,562
    257,000  Moran Energy Inc.,
               Sub. Deb. Cv.,
               8.750%, 01/15/08 .......................................          182,761             253,145
                                                                             -----------         -----------
                                                                               1,709,255           1,614,707
                                                                             -----------         -----------
             EQUIPMENT AND SUPPLIES -- 0.9%
  1,272,000  Robbins & Myers Inc.,
               Sub. Deb. Cv.,
               8.000%, 01/31/08 .......................................        1,289,129           1,346,730
                                                                             -----------         -----------
             FOOD AND BEVERAGE -- 0.3%
    700,000  Parmalat Capital, Cv.,
               1.000%, 12/31/05+ (c) ..................................          806,513             160,111
    800,000  Parmalat Netherlands BV, Cv.,
               0.875%, 06/30/21+ (c) ..................................          869,837             265,132
                                                                             -----------         -----------
                                                                               1,676,350             425,243
                                                                             -----------         -----------
             HEALTH CARE -- 0.3%
             Apogent Technologies Inc., Cv.,
     50,000    2.250%, 10/15/21 (b) ...................................           50,263              55,625
     50,000    2.250%, 10/15/21 .......................................           50,107              55,625
    400,000  IVAX Corp., Sub. Deb. Cv.,
               4.500%, 05/15/08 (b) ...................................          345,344             398,000
    150,000  Sabratek Corp., Sub. Deb. Cv.,
               6.000%, 04/15/05+ (a)(c) ...............................           84,763                   0
                                                                             -----------         -----------
                                                                                 530,477             509,250
                                                                             -----------         -----------
             HOTELS AND GAMING -- 1.0%
  1,000,000  Mandalay Resort Group,  Cv.,
               2.300%, 03/21/33 .......................................        1,395,632           1,412,100
     10,000  Wynn Resorts, Sub. Deb. Cv.,
               6.000%, 07/15/15 (b) ...................................           10,284              18,988
                                                                             -----------         -----------
                                                                               1,405,916           1,431,088
                                                                             -----------         -----------

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)

 PRINCIPAL                                                                                         MARKET
  AMOUNT                                                                         COST               VALUE
-----------                                                                  -----------         -----------
             MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.1%
$   100,000  Fleetwood Enterprises Inc., Cv.,
               5.000%, 12/15/23 (b) ...................................      $   100,000         $   151,500
                                                                             -----------         -----------
             REAL ESTATE -- 0.9%
  1,450,000  Palm Harbor Homes Inc., Cv.,
               3.250%, 05/15/24 (b) ...................................        1,437,179           1,392,000
                                                                             -----------         -----------
             RETAIL -- 0.1%
     60,000  Costco Companies Inc.,
               Sub. Deb. Cv.,
               Zero Coupon, 08/19/17+ .................................           45,808              56,775
    100,000  School Specialty Inc.,
               Sub. Deb. Cv.,
               6.000%, 08/01/08 .......................................          102,560             114,625
                                                                             -----------         -----------
                                                                                 148,368             171,400
                                                                             -----------         -----------
             TELECOMMUNICATIONS -- 0.4%
     50,000  Commonwealth Telephone
               Enterprises Inc., Cv.,
               3.250%, 07/15/23 (b) ...................................           49,638              51,000
    500,000  Rogers Communications Inc.,
               Sub. Deb. Cv.,
               2.000%, 11/26/05 .......................................          456,572             474,375
                                                                             -----------         -----------
                                                                                 506,210             525,375
                                                                             -----------         -----------
             WIRELESS COMMUNICATIONS -- 1.9%
  1,500,000  Nextel Communications Inc., Cv.,
               5.250%, 01/15/10 .......................................        1,067,626           1,466,250
  2,500,000  United States Cellular Corp.,
               Sub. Deb. Cv.,
               Zero Coupon, 06/15/15+ .................................        1,479,552           1,312,500
                                                                             -----------         -----------
                                                                               2,547,178           2,778,750
                                                                             -----------         -----------
             TOTAL CONVERTIBLE
              CORPORATE BONDS .........................................       38,010,949          39,087,174
                                                                             -----------         -----------

  SHARES
-----------
             CONVERTIBLE PREFERRED STOCKS -- 16.6%
             AEROSPACE -- 0.7%
      8,000  Northrop Grumman Corp.,
               7.000% Cv. Pfd., Ser. B ................................          932,160           1,052,000
                                                                             -----------         -----------
             AUTOMOTIVE -- 0.5%
      3,000  Ford Motor Co. Capital Trust II,
               6.500% Cv. Pfd. ........................................          142,705             164,280
             General Motors Corp.,
     13,000    5.250% Cv. Pfd., Ser. B ................................          325,000             321,230
      9,000    4.500% Cv. Pfd., Ser. A ................................          225,000             230,040
                                                                             -----------         -----------
                                                                                 692,705             715,550
                                                                             -----------         -----------
             AVIATION: PARTS AND SERVICES -- 3.8%
     49,000  Coltec Capital Trust,
               5.250% Cv. Pfd. ........................................        2,032,375           2,336,565
     33,500  Sequa Corp.,
               $5.00 Cv. Pfd. .........................................        2,545,617           3,257,875
                                                                             -----------         -----------
                                                                               4,577,992           5,594,440
                                                                             -----------         -----------

                                                                                                   MARKET
  SHARES                                                                        COST                VALUE
-----------                                                                  -----------         -----------
             BROADCASTING -- 3.6%
        100  Gray Television Inc.,
               8.000% Cv. Pfd.,
               Ser. C (a) .............................................      $ 1,000,000         $ 1,010,000
    100,000  Sinclair Broadcast Group Inc.,
               6.000% Cv. Pfd., Ser. D ................................        4,681,250           4,325,000
                                                                             -----------         -----------
                                                                               5,681,250           5,335,000
                                                                             -----------         -----------
             BUSINESS SERVICES -- 1.0%
     15,133  Interep National Radio Sales Inc.,
               4.000% Cv. Pfd., Ser. A (a) ............................        1,514,203           1,513,270
     20,000  Key3Media Group,
               5.500% Cv. Pfd. (a) ....................................          500,000                 117
                                                                             -----------         -----------
                                                                               2,014,203           1,513,387
                                                                             -----------         -----------
             CABLE AND SATELLITE -- 0.8%
     55,000  CVC Equity Securities Trust I,
               6.500% Cv. Pfd. ........................................        1,117,998           1,142,900
                                                                             -----------         -----------
             DIVERSIFIED INDUSTRIAL -- 0.5%
      2,500  GATX Corp.,
               $2.50 Cv. Pfd. .........................................          349,575             312,500
             WHX Corp.,
     52,100    $3.75 Cv. Pfd., Ser. B+ ................................          262,338             211,005
     28,000    6.500% Cv. Pfd., Ser. A+ ...............................          216,762             128,800
                                                                             -----------         -----------
                                                                                 828,675             652,305
                                                                             -----------         -----------
             ENERGY AND UTILITIES -- 0.3%
      6,000  AES Trust III,
               6.750% Cv. Pfd. ........................................          229,530             252,360
        500  Cinergy Corp.,
               9.500% Cv. Pfd. ........................................           25,025              29,725
      4,000  FPL Group Inc.,
               8.500% Cv. Pfd. ........................................          207,575             220,400
                                                                             -----------         -----------
                                                                                 462,130             502,485
                                                                             -----------         -----------
             ENTERTAINMENT -- 1.8%
      2,000  Metromedia International
               Group Inc.,
               7.250% Cv. Pfd.+ .......................................           26,611              21,500
     76,900  Rainbow Equity Securities
               Trust II,
               6.250% Cv. Pfd. ........................................        1,551,693           1,691,031
     39,000  Six Flags Inc.,
               7.250% Cv. Pfd. ........................................          733,580             873,600
                                                                             -----------         -----------
                                                                               2,311,884           2,586,131
                                                                             -----------         -----------
             TELECOMMUNICATIONS -- 3.3%
      4,000  ALLTEL Corp.,
               7.750% Cv. Pfd. ........................................          185,107             200,640
     15,000  Cincinnati Bell Inc.,
               6.750% Cv. Pfd., Ser. B ................................          427,662             629,700
     50,000  Citizens Communications Co.,
               5.000% Cv. Pfd. ........................................        2,491,576           2,500,000

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)

                                                                                                   MARKET
  SHARES                                                                        COST                VALUE
-----------                                                                  -----------         -----------
             CONVERTIBLE PREFERRED STOCKS (CONTINUED)
             TELECOMMUNICATIONS (CONTINUED)
        800  Lucent Technologies Capital
               Trust I,
               7.750% Cv. Pfd. ........................................      $   556,750         $   944,000
     12,000  Philippine Long Distance
               Telephone Co.,
               $3.50 Cv. Pfd., Ser. III ...............................          471,755             549,000
                                                                             -----------         -----------
                                                                               4,132,850           4,823,340
                                                                             -----------         -----------
             WIRELESS COMMUNICATIONS -- 0.3%
      2,000  Andrew Corp.,
               7.750% Cv. Pfd., Ser. D ................................           96,350             400,000
                                                                             -----------         -----------
             TOTAL CONVERTIBLE
              PREFERRED STOCKS ........................................       23,178,252          24,317,538
                                                                             -----------         -----------

             COMMON STOCKS -- 23.8%
             AEROSPACE -- 1.3%
    145,000  Titan Corp.+ .............................................        3,168,569           1,882,100
                                                                             -----------         -----------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
      3,000  Genuine Parts Co. ........................................           98,400             119,040
                                                                             -----------         -----------
             AVIATION: PARTS AND SERVICES -- 0.1%
      5,000  Kaman Corp., Cl. A .......................................           65,268              69,950
                                                                             -----------         -----------
             BROADCASTING -- 0.0%
     35,000  Granite Broadcasting Corp.+ ..............................           37,187              24,500
      1,500  Young Broadcasting Inc.,
               Cl. A+ .................................................           21,540              19,725
                                                                             -----------         -----------
                                                                                  58,727              44,225
                                                                             -----------         -----------
             ENERGY AND UTILITIES -- 6.3%
     10,000  Allegheny Energy Inc.+ ...................................          133,000             154,100
      8,000  BP plc, ADR ..............................................          316,479             428,560
      3,000  CH Energy Group Inc. .....................................           83,900             139,320
      8,000  ConocoPhillips ...........................................          449,686             610,320
      4,000  Consolidated Edison Inc. .................................          158,184             159,040
     50,000  Duke Energy Corp. ........................................          922,519           1,014,500
     25,000  Exxon Mobil Corp. ........................................          912,280           1,110,250
     12,000  FPL Group Inc. ...........................................          756,170             767,400
     20,000  Great Plains Energy Inc. .................................          598,719             594,000
     17,000  KeySpan Corp. ............................................          617,600             623,900
     10,000  NiSource Inc. (SAILS)+ ...................................           20,000              25,200
     40,000  Northeast Utilities ......................................          722,124             778,800
     10,000  Progress Energy Inc., CVO+ ...............................            5,200               3,600
     10,000  Royal Dutch Petroleum Co. ................................          453,000             516,700
     20,000  SEMCO Energy Inc. ........................................          185,643             116,400
      9,000  SJW Corp. ................................................          248,354             306,000
     45,000  Unisource Energy Corp. ...................................        1,107,543           1,118,250
     50,000  Xcel Energy Inc. .........................................          854,774             835,500
                                                                             -----------         -----------
                                                                               8,545,175           9,301,840
                                                                             -----------         -----------
             FINANCIAL SERVICES -- 2.0%
     25,000  Alliance Capital Management
               Holding LP .............................................          839,216             848,750
     13,000  Argonaut Group Inc.+ .....................................          230,178             239,590
     40,000  Charter One Financial Inc. ...............................        1,758,056           1,767,600
      2,000  H&R Block Inc. ...........................................           94,098              95,360
                                                                             -----------         -----------
                                                                               2,921,548           2,951,300
                                                                             -----------         -----------
             FOOD AND BEVERAGE -- 3.7%
      2,000  Allied Domecq plc, ADR ...................................           68,640              69,380
      2,000  Cadbury Schweppes
               plc, ADR ...............................................           68,010              70,160
      2,000  Coca-Cola Co. ............................................          103,720             100,960
     65,000  Dreyer's Grand Ice Cream
               Holdings Inc., Cl. A ...................................        5,076,642           5,140,850
                                                                             -----------         -----------
                                                                               5,317,012           5,381,350
                                                                             -----------         -----------
             HEALTH CARE -- 2.5%
     12,000  Bristol-Myers Squibb Co. .................................          319,665             294,000
      2,000  Eli Lilly & Co. ..........................................          130,600             139,820
     25,000  Merck & Co. Inc. .........................................        1,126,943           1,187,500
     50,000  Pfizer Inc. ..............................................        1,696,205           1,714,000
     20,000  Schering-Plough Corp. ....................................          316,285             369,600
                                                                             -----------         -----------
                                                                               3,589,698           3,704,920
                                                                             -----------         -----------
             HOTELS AND GAMING -- 2.9%
    300,000  Hilton Group plc .........................................        1,438,709           1,501,577
     40,000  Mandalay Resort Group ....................................        2,724,000           2,745,600
                                                                             -----------         -----------
                                                                               4,162,709           4,247,177
                                                                             -----------         -----------
             REAL ESTATE INVESTMENT TRUSTS -- 0.3%
     20,000  Keystone Property Trust ..................................          477,760             480,600
                                                                             -----------         -----------
             RETAIL -- 0.1%
      5,000  Safeway Inc.+ ............................................          112,280             126,700
                                                                             -----------         -----------
             SATELLITE -- 0.0%
     19,500  Loral Space &
               Communications Ltd.+ ...................................            3,765               2,828
                                                                             -----------         -----------
             TELECOMMUNICATIONS -- 1.1%
     10,000  AT&T Corp. ...............................................          222,661             146,300
      3,000  BellSouth Corp. ..........................................           75,500              78,660
      6,000  CenturyTel Inc. ..........................................          177,121             180,240
     15,000  Manitoba Telecom
               Services Inc. ..........................................          500,730             507,365
      5,000  SBC Communications Inc. ..................................          113,100             121,250
     15,000  Verizon Communications Inc. ..............................          510,837             542,850
                                                                             -----------         -----------
                                                                               1,599,949           1,576,665
                                                                             -----------         -----------
             WIRELESS COMMUNICATIONS -- 3.4%
    350,000  AT&T Wireless Services Inc.+ .............................        4,949,385           5,012,000
         49  Winstar Communications Inc.+ .............................              438                   0
                                                                             -----------         -----------
                                                                               4,949,823           5,012,000
                                                                             -----------         -----------
             TOTAL COMMON
              STOCKS ..................................................       35,210,036          34,900,695
                                                                             -----------         -----------

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)

                                                                                                   MARKET
  SHARES                                                                        COST                VALUE
-----------                                                                  -----------         -----------
             PREFERRED STOCKS -- 2.1%
             BROADCASTING -- 0.8%
      2,127  Granite Broadcasting Corp.,
               12.750% Pfd.+ ..........................................      $    879,779        $  1,196,438
                                                                             ------------        ------------
             EQUIPMENT AND SUPPLIES -- 1.1%
     65,000  Fedders Corp.,
               8.600% Pfd., Ser. A ....................................         1,537,047           1,589,250
                                                                             ------------        ------------
             PUBLISHING -- 0.2%
      9,777  News Corp. Ltd., Pfd., ADR ...............................           283,729             321,468
                                                                             ------------        ------------
             TELECOMMUNICATIONS -- 0.0%
      3,773  PTV Inc., 10.000% Pfd., Ser. A ...........................                 0              28,863
                                                                             ------------        ------------
             TOTAL PREFERRED
              STOCKS ..................................................         2,700,555           3,136,019
                                                                             ------------        ------------
   PRINCIPAL
    AMOUNT
   --------
             CORPORATE BONDS -- 0.9%
             CONSUMER SERVICES -- 0.0%
 $1,100,000  Ogden Corp., Sub. Deb.,
               Zero Coupon, 06/01/49+ (c) .............................         1,090,087                   0
                                                                             ------------        ------------
             DIVERSIFIED INDUSTRIAL -- 0.9%
  2,000,000  GP Strategies Corp., Sub. Deb.,
               6.000%, 08/14/08 (a) ...................................         1,447,083           1,350,923
                                                                             ------------        ------------
             TELECOMMUNICATIONS -- 0.0%
     80,000  Amnex Inc., Sub. Deb.,
               Zero Coupon,
               09/25/49+ (b)(c) .......................................            71,773                   0
                                                                             ------------        ------------
             TOTAL CORPORATE
              BONDS ...................................................         2,608,943           1,350,923
                                                                             ------------        ------------

    SHARES
   --------
             WARRANTS -- 0.4%
             BUSINESS SERVICES -- 0.0%
     87,500  Interep National Radio
               Sales Inc.,+ ...........................................                 0                   0
                                                                             ------------        ------------
             CONSUMER PRODUCTS -- 0.0%
      4,331  Pillowtex Corp.,
               expire 11/24/09+ .......................................           120,955                   1
                                                                             ------------        ------------
             DIVERSIFIED INDUSTRIAL -- 0.4%
    250,000  GP Strategies Corp.,
               expire 08/14/08+ (a) ...................................           637,065             637,065
                                                                             ------------        ------------
             TOTAL WARRANTS ...........................................           758,020             637,066
                                                                             ------------        ------------

 PRINCIPAL                                                                                         MARKET
  AMOUNT                                                                         COST               VALUE
-----------                                                                  -----------         -----------
             U.S. GOVERNMENT OBLIGATIONS -- 29.6%
$43,474,000  U.S. Treasury Bills,
               0.945% to 1.297%++,
               07/01/04 to 10/14/04 ...................................         $ 43,438,793        $ 43,437,527
                                                                                ------------        ------------
TOTAL INVESTMENTS -- 100.0% ...........................................         $145,369,989         146,866,942
                                                                                ============

OTHER ASSETS IN EXCESS OF LIABILITIES .................................                                1,306,185
                                                                                                    ------------

PREFERRED STOCK
  (991,800 preferred shares outstanding) ..............................                              (49,770,000)
                                                                                                    ------------

NET ASSETS -- COMMON STOCK
  (11,565,300 common shares outstanding) ..............................                             $ 98,403,127
                                                                                                    ============
NET ASSET VALUE PER COMMON SHARE
   ($98,403,127 / 11,565,300 shares outstanding) ......................                                    $8.51
                                                                                                           =====
----------
             For Federal tax purposes:
             Aggregate cost ...........................................                             $145,905,548
                                                                                                    ============
             Gross unrealized appreciation ............................                             $  7,997,007
             Gross unrealized depreciation ............................                               (7,035,613)
                                                                                                    ------------
             Net unrealized appreciation ..............................                             $    961,394
                                                                                                    ============

----------
(a)   Security  fair  valued  under  procedures  established  by  the  Board  of
      Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2004, the market value of fair valued securities amounted to $4,511,375 or 3.1% of total net assets.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the market value of Rule 144A securities amounted to $2,789,638 or 1.90% of total investments. For securities deemed illiquid by the Adviser, additional details are included in the Notes to Financial Statements (Note
      8).

(c)   Bond in default.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   - American Depository Receipt.

CVO   - Contingent Value Obligation.

SAILS - Stock Appreciation Income Linked Securities.

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2004 (UNAUDITED)

ASSETS:
  Investments, at value (cost $145,369,989) ....................................             $ 146,866,942
  Dividends and interest receivable ............................................                   878,086
  Unrealized appreciation on swap contracts ....................................                   714,665
                                                                                             -------------
  TOTAL ASSETS .................................................................               148,459,693
                                                                                             -------------
LIABILITIES:
  Dividends payable ............................................................                    13,323
  Payable for investment advisory fees .........................................                    80,655
  Payable for swap interest expense ............................................                    39,497
  Payable for shareholder communications expense ...............................                    23,236
  Payable for payroll expenses .................................................                    22,861
  Payable for legal and audit fees .............................................                    28,255
  Payable to custodian .........................................................                     7,032
  Payable for shareholder services fees ........................................                    10,234
  Other accrued expenses and liabilities .......................................                    61,473
                                                                                             -------------
  TOTAL LIABILITIES ............................................................                   286,566
                                                                                             -------------
PREFERRED STOCK:
  Series B Cumulative Preferred Stock (6.00%, $25
    liquidation value, $0.001 par value, 1,000,000
    shares authorized with 990,800 shares issued
    and outstanding) ...........................................................                24,770,000
  Series C Cumulative Preferred Stock (Auction Rate,
    $25,000 liquidation value, $0.001 par value,
    1,000 shares authorized with 1,000 shares issued
    and outstanding) ...........................................................                25,000,000
                                                                                             -------------
  TOTAL PREFERRED STOCK ........................................................                49,770,000
                                                                                             -------------
  NET ASSETS ATTRIBUTABLE TO COMMON
    STOCK SHAREHOLDERS .........................................................             $  98,403,127
                                                                                             =============
NET ASSETS ATTRIBUTABLE TO COMMON STOCK
  SHAREHOLDERS CONSIST OF:
  Capital stock, at par value ..................................................             $      11,565
  Additional paid-in capital ...................................................               100,647,222
  Accumulated distributions in excess of net
    investment income ..........................................................                (3,322,225)
  Accumulated net realized loss on investments, swap
    contracts and foreign currency transactions ................................                (1,145,053)
  Net unrealized appreciation on investments and
    swap contracts .............................................................                 2,211,618
                                                                                             -------------
  TOTAL NET ASSETS .............................................................             $  98,403,127
                                                                                             =============
NET ASSET VALUE PER COMMON SHARE
  ($98,403,127 / 11,565,300 shares outstanding;
  998,000,000 shares authorized of $0.001 par value) ...........................                     $8.51
                                                                                                     =====

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $7,314) ...................................               $ 1,114,161
  Interest .....................................................................                 1,654,578
                                                                                               -----------
  TOTAL INVESTMENT INCOME ......................................................                 2,768,739
                                                                                               -----------
EXPENSES:
  Investment advisory fees .....................................................                   505,721
  Payroll ......................................................................                    52,673
  Shareholder communications expenses ..........................................                    42,114
  Auction agent fees ...........................................................                    31,200
  Directors' fees ..............................................................                    31,039
  Legal and audit fees .........................................................                    27,206
  Shareholder services fees ....................................................                    23,805
  Custodian fees ...............................................................                    19,521
  Miscellaneous expenses .......................................................                    43,682
                                                                                               -----------
  TOTAL EXPENSES ...............................................................                   776,961
                                                                                               -----------
  NET INVESTMENT INCOME ........................................................                 1,991,778
                                                                                               -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS, SWAP CONTRACTS AND
  FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on investments .............................................                   574,974
  Net realized gain on foreign currency transactions ...........................                    26,740
  Net realized loss on swap contracts ..........................................                  (257,946)
                                                                                               -----------
  Net realized gain on investments, swap contracts
    and foreign currency transactions ..........................................                   343,768
                                                                                               -----------
  Net change in unrealized appreciation/depreciation
    on investments, swap contracts and foreign
    currency transactions ......................................................                (1,578,974)
                                                                                               -----------
  NET REALIZED AND UNREALIZED LOSS ON
    INVESTMENTS, SWAP CONTRACTS AND
    FOREIGN CURRENCY TRANSACTIONS ..............................................                (1,235,206)
                                                                                               -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ............................................................                   756,572
                                                                                               -----------
  Total Distributions to Preferred Stock Shareholders ..........................                  (879,931)
                                                                                               -----------
  NET DECREASE IN NET ASSETS ATTRIBUTABLE TO
    COMMON STOCK SHAREHOLDERS RESULTING
    FROM OPERATIONS ............................................................               $  (123,359)
                                                                                               ===========

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

     STATEMENT OF CHANGES IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS

                                                                                               SIX MONTHS ENDED
                                                                                                 JUNE 30, 2004         YEAR ENDED
                                                                                                  (UNAUDITED)      DECEMBER 31, 2003
                                                                                               ----------------    -----------------
OPERATIONS:
  Net investment income .....................................................................    $   1,991,778       $   3,437,267*
  Net realized gain on investments and foreign currency transactions ........................          343,768           1,908,501*
  Net change in unrealized appreciation/depreciation on investments, swap contracts and
    foreign currency transactions ...........................................................       (1,578,974)         11,414,212
                                                                                                 -------------       -------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................          756,572          16,759,980
                                                                                                 -------------       -------------
DISTRIBUTIONS TO PREFERRED STOCK SHAREHOLDERS:
  Net investment income .....................................................................         (879,931)         (1,198,833)
  Net realized short-term gain on investments and foreign currency transactions .............               --             (21,214)
  Net realized long-term gain on investments and foreign currency transactions ..............               --            (333,018)
                                                                                                 -------------       -------------
  TOTAL DISTRIBUTIONS TO PREFERRED STOCK SHAREHOLDERS .......................................         (879,931)         (1,553,065)
                                                                                                 -------------       -------------
  NET INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE TO COMMON STOCK SHAREHOLDERS
    RESULTING FROM OPERATIONS ...............................................................         (123,359)         15,206,915
                                                                                                 -------------       -------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
  Net investment income .....................................................................       (1,260,094)         (1,939,172)
  Net realized short-term gain on investments and foreign currency transactions .............               --             (21,299)
  Net realized long-term gain on investments and foreign currency transactions ..............               --            (319,084)
  Return of capital .........................................................................       (3,322,225)**       (6,705,640)
                                                                                                 -------------       -------------
  TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ..........................................       (4,582,319)         (8,985,195)
                                                                                                 -------------       -------------
CAPITAL SHARE TRANSACTIONS:
  Net increase in net assets from common shares issued upon reinvestment of
    dividends and distributions .............................................................        1,437,890           2,959,921
  Net increase in net assets from repurchase of preferred shares ............................           12,778                  --
  Offering costs for preferred shares charged to paid-in capital ............................               --          (1,297,744)
                                                                                                 -------------       -------------
  NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS ...................................        1,450,668           1,662,177
                                                                                                 -------------       -------------
  NET INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE TO COMMON STOCK SHAREHOLDERS ...........       (3,255,010)          7,883,897
                                                                                                 -------------       -------------
NET ASSETS ATTRIBUTABLE TO COMMON STOCK SHAREHOLDERS:
  Beginning of period .......................................................................      101,658,137          93,774,240
                                                                                                 -------------       -------------
  End of period .............................................................................    $  98,403,127       $ 101,658,137
                                                                                                 =============       =============

----------

 * As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to increase net investment income and decrease realized gain by $371,093.

** Based on current earnings and subject to change and recharacterization at fiscal year end.

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli Convertible and Income Securities Fund Inc. (the "Fund") is a closed-end diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose investment objective is to seek a high level of total return through a combination of current income and capital appreciation by investing in convertible securities. The Fund was incorporated in Maryland on December 19, 1988 as an open-end diversified management investment company and commenced investment operations on July 3, 1989 as The Gabelli Convertible Securities Fund, Inc. The Board of Directors (the "Board"), upon approval at a special meeting of shareholders held on February 17, 1995, voted to approve the conversion of the Fund to closed-end status, effective March 31, 1995.

      Effective August 1, 2002, the Fund changed its name to The Gabelli Convertible and Income Securities Fund Inc. The Fund continues to maintain its investment objective of seeking a high level of total return through a combination of current income and capital appreciation. Consistent with its new name, under normal market conditions, the Fund will invest at least 80% of its net assets in a combination of convertible securities and income producing securities (the "80% Policy"). The Fund expects to continue its practice of focusing on convertible securities to the extent attractive opportunities are available.

      The 80% Policy may be changed without shareholder approval. However, the Fund has adopted a policy to provide shareholders with at least 60 days' prior notice of the implementation of any change in the 80% Policy.

      2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

      Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the official closing settlement price of the exchange or board of trade on which the applicable contract is traded.

      Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Bank of New York, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Directors. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      SWAP AGREEMENTS. The Fund may enter into interest rate swap or cap transactions. The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on the Series C Preferred Stock. In an interest rate cap, the Fund would pay a premium to the interest rate cap to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from the counterparty payments of the difference based on the notional amount of such cap. Interest rate swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. Depending on the general state of short-term interest rates and the returns on the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments for the Series C Preferred Stock. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments on the Series C Preferred Stock.

      The Fund has entered into one interest rate swap agreement with Citibank N.A. Under the agreement the Fund receives a floating rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at June 30, 2004 are as follows:

               NOTIONAL                                FLOATING RATE*              TERMINATION          UNREALIZED
                AMOUNT           FIXED RATE        (RATE RESET MONTHLY)                DATE            APPRECIATION
                ------           ----------        --------------------            -----------         ------------
             $25,000,000           3.145%                  1.12%                  April 2, 2008           $714,665

----------
*Based on Libor (London Interbank Offered Rate).

      As a result of recent FASB Emerging Issues Task Force consensus (and subsequent related SEC staff guidance), the Fund has reclassified periodic payments made under interest rate swap agreement, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year's statement of changes in net assets and the per share amounts in prior years financial highlights. Prior years net investment income ratios in the financial highlights have also been modified accordingly.

      This reclassification increased net investment income and decreased net realized gains by $371,093 for the year ended December 31, 2003, but had no effect on the Fund's net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      For the year ended December 31, 2003 financial highlights reclassifications were as follows: net investment income per share increased by $0.03, the ratio of net investment income to average net assets attributable to common shares increased by 0.38%, the ratio of operating expenses to average net assets attributable to common shares decreased by 0.38%, and the ratio of operating expenses to average total net assets including liquidation value of preferred shares decreased by 0.26%.

      FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Such investments will only be made if they are economically appropriate to the reduction of risks involved in the management of the Fund's investments. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed. At June 30, 2004, there were no open futures contracts.

      There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

      FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2004, the Fund held no forward foreign exchange contracts.

      FOREIGN CURRENCY TRANSACTIONS. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  transactions.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for as of the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. Distributions to shareholders of the Fund's 6.00% Series B Cumulative Preferred Stock and Series C Auction Rate Cumulative Preferred Stock ("Cumulative Preferred Stock") are accrued on a daily basis and are determined as described in Note 5.

      For the year ended December 31, 2003, reclassifications were made to increase accumulated distributions in excess of net investment income for $11,140 and to decrease accumulated net realized loss on investments, securities sold short and foreign currency transactions for $11,140 with an offsetting adjustment to additional paid-in capital.

      The tax character of distributions paid during the fiscal year ended December 31, 2003 was as follows:

                                                               YEAR ENDED
                                                            DECEMBER 31, 2003
                                                        ------------------------
                                                          COMMON       PREFERRED
                                                        ----------    ----------
         DISTRIBUTIONS PAID FROM:
         Ordinary income
           (inclusive of short term capital gains)      $1,960,471    $1,220,047
         Net long term capital gains ..............        319,084       333,018
         Non-taxable return of capital ............      6,705,640            --
                                                        ----------    ----------
         Total distributions paid .................     $8,985,195    $1,553,065
                                                        ==========    ==========

      PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

      As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

         Net unrealized appreciation ..............        $ 2,672,864
         Other ....................................           (222,846)
                                                           -----------
         Total accumulated gain ...................        $ 2,450,018
                                                           ===========

      Other is primarily due to dividends payable and defaulted interest.

      For the year ended December 31, 2003, the Fund deducted net capital loss carryovers from prior years against its current year net capital gains in the amount of $1,343,575.

      Differences between amounts reported on a tax basis and those reported on a book basis are primarily due to timing of recognition of capital gains on investments held by the Fund.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 1.00% of the value of the Fund's average daily net assets plus liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio and oversees the administration of all aspects of the Fund's business and affairs. The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Cumulative Preferred Stock if the total return of the net asset value of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or corresponding swap rate of the Cumulative Preferred Stock for the year.

      The Fund's total return on the net asset value of the common shares is monitored on a monthly basis to assess whether the total return on the net asset value of the common shares exceeds the stated dividend rate of the Cumulative Preferred Stock for the period. For the six months ended June 30, 2004, the Fund's total return on the net asset value of the common shares did not exceed the stated dividend rates and net swap expense of all outstanding preferred stock. Thus, management fees were reduced by $248,347 with respect to those preferred stock assets.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      During the six months ended June 30, 2004, Gabelli & Company, Inc. received $37,419 in brokerage commissions as a result of executing agency transactions in portfolio securities on behalf of the Fund.

      The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2004, the Fund reimbursed the Adviser $17,400 in connection with the cost of computing the Fund's net asset value which is included in miscellaneous expenses in the Statement of Operations.

4. PORTFOLIO SECURITIES. Costs of purchases and proceeds from sales of securities, other than short-term securities, for the six months ended June 30, 2004 aggregated $33,972,898 and $20,091,055, respectively.

5. CAPITAL. The charter permits the Fund to issue 998,000,000 shares of common stock (par value $0.001).

      Transactions in common stock were as follows:

                                                                         SIX MONTHS ENDED
                                                                          JUNE 30, 2004                    YEAR ENDED
                                                                            (UNAUDITED)                DECEMBER 31, 2003
                                                                       -----------------------      -----------------------
                                                                       SHARES         AMOUNT         SHARES        AMOUNT
                                                                       -------      ----------      -------      ----------
         Shares issued upon reinvestment of dividends
           and distributions ....................................      143,653      $1,437,890      308,216      $2,959,921
                                                                       -------      ----------      -------      ----------
         Net increase ...........................................      143,653      $1,437,890      308,216      $2,959,921
                                                                       =======      ==========      =======      ==========

      The Adviser has been authorized to repurchase on behalf of the Fund up to 500,000 shares of Common Stock of the Fund in the open market, whenever the shares are trading at a discount of 10% or more from the net asset value of the shares. For the six months ended June 30, 2004, the Fund did not repurchase any shares of Common Stock. All shares of Common Stock repurchased have been retired.

      In addition, the Fund has been authorized to issue up to 2,000,000 shares of Cumulative Preferred Stock of which 1,200,000 shares have been designated as $0.001 par value 8% Cumulative Preferred Stock. Dividends on shares of the Cumulative Preferred Stock are cumulative. The Fund is required to meet certain asset coverage tests with respect to the Cumulative Preferred Stock as required by the 1940 Act and by the Shares' Articles Supplementary. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the 6% Series B and Series C Auction Rate Cumulative Preferred Stock at a redemption price of $25.00 and $25,000, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset requirement could restrict the Fund's ability to pay dividends to Common Shareholders and could lead to sales of portfolio securities at inopportune times. The Preferred Stock was callable at the redemption price at the option of the Fund after May 15, 2002. This Cumulative Preferred Stock introduced leverage into the capital structure of the Fund. This leverage tends to magnify both the risks and opportunities to Common Shareholders. On November 12, 2002, the Fund redeemed 50% (600,000 shares) of its outstanding 8% Cumulative Preferred Stock at the redemption price of $25.00 per Preferred Share plus accumulated and unpaid dividends through the redemption date of $0.2555 per Preferred Share. On February 11, 2003, the Fund redeemed the remaining 50% (600,000 shares) of its outstanding 8.00% Cumulative Preferred Stock at the redemption price of $25.25 per Preferred Share, which consisted of $25.00 per Preferred Share plus accumulated and unpaid dividends through the redemption date of $0.25 per Preferred Share.

      On March 18, 2003, the Fund received net proceeds of $23,996,775 (after underwriting discounts of $787,500 and offering expenses of $215,725) from the public offering of 1,000,000 shares of 6.00% Series B Cumulative Preferred Stock. Commencing March 19, 2008 and thereafter, the Fund, at its option, may redeem the 6.00% Series B Cumulative Preferred Stock in whole or in part at the redemption price. The Board of Directors has authorized the repurchase in the open market at prices less than the $25 liquidation value of the Cumulative Preferred Stock. During the six months ended June 30, 2004, the Fund purchased 9,200 shares of 6.00% Series B Cumulative Preferred Stock in the open market at a cost of $217,172 and an average discount of approximately 5.55% from its liquidation value. All repurchased shares of 6.00% Series B Cumulative Preferred Stock have been retired. At June 30, 2004, 990,800 shares of the 6.00% Series B Cumulative Preferred Stock were outstanding and accrued dividends amounted to $12,385.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      On March 18, 2003, the Fund received net proceeds of $24,534,275 (after underwriting discounts of $250,000 and offering expenses of $215,725) from the public offering 1,000 shares of Series C Auction Rate Cumulative Preferred Stock. The dividend rate, as set by the auction process, which is generally held every 7 days, is expected to vary with short-term interest rates. The rates of Series C Auction Rate Cumulative Preferred Stock ranged from 1.02% to 1.45% for the six months ended June 30, 2004. Existing shareholders may submit an order to hold, bid or sell such shares on each auction date. Series C Auction Rate Cumulative Preferred Stock shareholders may also trade shares in the secondary market. The Fund, at its option, may redeem the Series C Auction Rate Cumulative Preferred Stock in whole or in part at the redemption price at any time. During the six months ended June 30, 2004, the Fund did not repurchase any shares of Series C Auction Rate Cumulative Preferred Stock. At June 30, 2004, 1,000 shares of the Series C Auction Rate Cumulative Preferred Stock were outstanding at the annual dividend rate of 1.45% and accrued dividends amounted to $938.

      The holders of Cumulative Preferred Stock have voting rights equivalent to those of the holders of Common Stock (one vote per share) and will vote together with holders of shares of Common Stock as a single class. In addition, the 1940 Act requires that along with approval of a majority of the holders of Common Stock, approval of a majority of the holders of any outstanding shares of Cumulative Preferred Stock, voting separately as a class, would be required to
(a) adopt any plan of reorganization that would adversely affect the Cumulative Preferred Stock, and (b) take any action requiring a vote of security holders, including, among other things, changes in the Fund's subclassification as a closed-end investment company or changes in its fundamental investment restrictions. The income received on the Fund's assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

      Under Emerging Issues Task Force (EITF) promulgating Topic D-98, Classification and Measurement of Redeemable Securities, which was issued on July 19, 2001, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity to the extent that the redemption is at a fixed or determinable price and at the option of the holder or upon the occurrence of an event that is not solely within the control of the issuer. In accordance with the guidance of the EITF, the Fund's Cumulative Preferred Stock is classified outside of permanent equity (net assets attributable to common stock shareholders) in the accompanying financial statements.

6. OTHER MATTERS. On October 7, 2003, the Fund's Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser has also received requests for information from the SEC regarding mutual fund trading practices and valuation of portfolio securities. The Adviser has responded to the requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

7. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. RESTRICTED SECURITIES. At June 30, 2004, investments in securities included issues that are restricted or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market. At June 30, 2004, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Board, as follows:

                                                                                   ACQUISITION
   SHARES    ISSUER                                                                    DATE            COST          VALUE
   ------    ------                                                                -----------      --------       --------
    10,000   Artesyn Technologies, Sub. Deb. Cv., 5.500%, 08/15/10 .............     08/15/03       $ 10,757       $ 14,275
   400,000   IVAX Corp., Sub. Deb. Cv., 4.500%, 05/15/08 .......................     09/21/01        345,344        398,000
    10,000   Wynn Resorts, Sub. Deb. Cv., 6.000%, 07/15/15 .....................     07/14/03         10,284         18,988
   100,000   Fleetwood Enterprises Inc., Cv., 5.000%, 12/15/23 .................     12/17/03        100,000        151,500
    50,000   Commonwealth Telephone Enterprises Inc., Cv., 3.250%, 07/15/23 ....     07/29/03         49,638         51,000
                                                                                                                   --------
TOTAL RESTRICTED SECURITIES (0.64% OF NET ASSETS) ..............................                                   $633,763
                                                                                                                   ========

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                        FINANCIAL HIGHLIGHTS (UNAUDITED)

SELECTED DATA FOR A FUND COMMON                           SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
SHARE OUTSTANDING THROUGHOUT EACH PERIOD:                  JUNE 30, 2004     -----------------------------------------------------
                                                             (UNAUDITED)     2003(d)     2002       2001       2000          1999
                                                             -----------     -------    ------     ------     ------        ------
OPERATING PERFORMANCE:
  Net asset value, beginning of period ......................   $ 8.90       $ 8.44     $ 9.92     $10.02     $11.40        $11.45
                                                                ------       ------     ------     ------     ------        ------
  Net investment income .....................................     0.19         0.31       0.49       0.68       0.72          0.51
  Net realized and unrealized gain (loss) on investments ....    (0.12)        1.19      (0.76)      0.32      (0.52)         0.77
                                                                ------       ------     ------     ------     ------        ------
  Total from investment operations ..........................     0.07         1.50      (0.27)      1.00       0.20          1.28
                                                                ------       ------     ------     ------     ------        ------
DISTRIBUTIONS TO PREFERRED STOCK SHAREHOLDERS:
  Net investment income .....................................    (0.08)       (0.11)     (0.28)     (0.18)     (0.13)        (0.11)
  Net realized gain on investments ..........................       --        (0.03)        --      (0.12)     (0.17)        (0.19)
                                                                ------       ------     ------     ------     ------        ------
  Total distributions to preferred stock shareholders .......    (0.08)       (0.14)     (0.28)     (0.30)     (0.30)        (0.30)
                                                                ------       ------     ------     ------     ------        ------
NET INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE TO
  COMMON STOCK SHAREHOLDERS RESULTING
  FROM OPERATIONS ...........................................    (0.01)        1.36      (0.55)      0.70      (0.10)         0.98
                                                                ------       ------     ------     ------     ------        ------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
  Net investment income .....................................    (0.11)       (0.17)     (0.27)     (0.48)     (0.57)        (0.39)
  Net realized gain on investments ..........................       --        (0.03)        --      (0.33)     (0.73)        (0.64)
  Return of capital .........................................    (0.29)*      (0.60)     (0.48)        --         --            --
                                                                ------       ------     ------     ------     ------        ------
  Total distributions to common stock shareholders ..........    (0.40)       (0.80)     (0.75)     (0.81)     (1.30)        (1.03)
                                                                ------       ------     ------     ------     ------        ------
CAPITAL SHARE TRANSACTIONS:
  Increase in net asset value from
    common stock share transactions .........................     0.02         0.02       0.02       0.01       0.02            --
  Decrease in net asset value from
    shares issued in rights offering ........................       --           --      (0.20)        --         --            --
  Increase in net asset value from repurchase of
    preferred shares ........................................     0.00(a)        --         --         --         --            --
  Offering costs for preferred shares charged
    to paid-in capital ......................................       --        (0.12)        --         --         --            --
                                                                ------       ------     ------     ------     ------        ------
  Total capital share transactions ..........................     0.02        (0.10)     (0.18)      0.01       0.02            --
                                                                ------       ------     ------     ------     ------        ------
  NET ASSET VALUE ATTRIBUTABLE TO COMMON STOCK
    SHAREHOLDERS, END OF PERIOD .............................   $ 8.51       $ 8.90     $ 8.44     $ 9.92     $10.02        $11.40
                                                                ======       ======     ======     ======     ======        ======
  Net asset value total return + ............................     0.11%        14.5%      (7.0)%      7.0%       0.0%(a)       9.4%
                                                                ======       ======     ======     ======     ======        ======
  Market value, end of period ...............................   $10.03       $10.54     $ 8.55     $10.90     $ 9.13        $10.56
                                                                ======       ======     ======     ======     ======        ======
  Total investment return ++ ................................     (1.0)%       33.9%     (14.2)%     29.1%      (1.7)%         3.2%
                                                                ======       ======     ======     ======     ======        ======

----------

 + Based on net asset value per share, adjusted for reinvestment of distributions. Total return for the period of less than one year is not annualized.

++    Based  on  market   value  per  share,   adjusted  for   reinvestment   of
      distributions. Total return for the period of less than one year is not annualized.

(a)   Amount represents less than $0.005 per share.

(b)   Based on weekly prices.

(c)   Asset coverage is calculated by combining all series of preferred stock.

(d)   See Note 2 to Financial Statements (Swap Agreements).

(e)   Annualized.

* Based on current earnings and subject to change and reclassification at fiscal year end.

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                  FINANCIAL HIGHLIGHTS (CONTINUED) (UNAUDITED)

                                                           SIX MONTHS ENDED                 YEAR ENDED DECEMBER 31,
                                                            JUNE 30, 2004      ----------------------------------------------------
                                                              (UNAUDITED)       2003(d)     2002       2001       2000       1999
                                                              -----------      --------   --------   --------   --------   --------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets including liquidation value of preferred
    shares, end of period (in 000's) ........................   $148,173       $151,658   $108,774   $110,074   $108,066   $120,179
  Net assets attributable to common shares,
    end of period (in 000's) ................................   $ 98,403       $101,658   $ 93,774   $ 80,074   $ 78,066   $ 90,179
  Ratio of net investment income to average
    net assets attributable to common stock .................       3.93%(e)       3.47%      5.32%      6.58%      6.49%      4.35%
  Ratio of operating expenses to average
    net assets attributable to common stock .................       1.53%(e)       1.93%      1.58%      1.46%      1.48%      1.80%
  Ratio of operating expenses to average total net assets
    including liquidation value of preferred shares .........       1.03%(e)       1.37%      1.15%      1.07%      1.10%      1.36%
  Portfolio turnover rate ...................................         21%            39%        56%        59%       169%       175%

PREFERRED STOCK:
  8.00% CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) ...............         --             --   $ 15,000   $ 30,000   $ 30,000   $ 30,000
  Total shares outstanding (in 000's) .......................         --             --        600      1,200      1,200      1,200
  Liquidation preference per share ..........................         --             --   $  25.00   $  25.00   $  25.00   $  25.00
  Average market value (b) ..................................         --             --   $  25.83   $  25.80   $  24.31   $  25.36
  Asset coverage per share ..................................         --             --   $ 181.29   $  91.73   $  90.06   $ 100.15
  6.00% CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) ...............   $ 24,770       $ 25,000         --         --         --         --
  Total shares outstanding (in 000's) .......................        991          1,000         --         --         --         --
  Liquidation preference per share ..........................   $  25.00       $  25.00         --         --         --         --
  Average market value (b) ..................................   $  24.83       $  25.33         --         --         --         --
  Asset coverage per share ..................................   $  74.43       $  75.83         --         --         --         --
  AUCTION RATE CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) ...............   $ 25,000       $ 25,000         --         --         --         --
  Total shares outstanding (in 000's) .......................          1              1         --         --         --         --
  Liquidation preference per share ..........................   $ 25,000       $ 25,000         --         --         --         --
  Average market value (b) ..................................   $ 25,000       $ 25,000         --         --         --         --
  Asset coverage per share ..................................   $ 74,429       $ 75,829         --         --         --         --
  ASSET COVERAGE (c) ........................................        298%           303%       725%       367%       360%       401%

----------
 + Based on net asset value per share, adjusted for reinvestment of distributions. Total return for the period of less than one year is not annualized.

++    Based  on  market   value  per  share,   adjusted  for   reinvestment   of
      distributions. Total return for the period of less than one year is not annualized.

(a)   Amount represents less than $0.005 per share.

(b)   Based on weekly prices.

(c)   Asset coverage is calculated by combining all series of preferred stock.

(d)   See Note 2 to Financial Statements (Swap Agreements).

(e)   Annualized.

                 See accompanying notes to financial statements.

                         AUTOMATIC DIVIDEND REINVESTMENT
                        AND VOLUNTARY CASH PURCHASE PLAN

ENROLLMENT IN THE PLAN

      It is the policy of The Gabelli Convertible and Income Securities Fund Inc. ("Convertible and Income Securities Fund") to automatically reinvest dividends. As a "registered" shareholder you automatically become a participant in the Convertible and Income Securities Fund's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Convertible and Income Securities Fund to issue shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Convertible and Income Securities Fund. Plan participants may send their stock certificates to EquiServe Trust Company ("EquiServe") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

             The Gabelli Convertible and Income Securities Fund Inc.
                                  c/o EquiServe
                                 P.O. Box 43011
                            Providence, RI 02940-3011

      Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan may contact EquiServe at (800) 336-6983.

      SHAREHOLDERS WISHING TO LIQUIDATE REINVESTED SHARES held at EquiServe must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

      If your shares are held in the name of a broker, bank or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

      The number of shares of Common Stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Convertible and Income Securities Fund's Common Stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of Common Stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Convertible and Income Securities Fund's Common Stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next trading day. If the net asset value of the Common Stock at the time of valuation exceeds the market price of the Common Stock, participants will receive shares from the Convertible and Income Securities Fund valued at market price. If the Convertible and Income Securities Fund should declare a dividend or capital gains distribution payable only in cash, EquiServe will buy Common Stock in the open market, or on the New York Stock Exchange or elsewhere, for the participants' accounts, except that EquiServe will endeavor to terminate purchases in the open market and cause the Convertible and Income Securities Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the Common Stock exceeds the then current net asset value.

      The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

      The Convertible and Income Securities Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by EquiServe on at least 90 days' written notice to participants in the Plan.

VOLUNTARY CASH PURCHASE PLAN

      The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Convertible and Income Securities Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

      Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to EquiServe for investments in the Convertible and Income Securities Fund's shares at the then current market price. Shareholders may send an amount from $250 to $10,000. EquiServe will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. EquiServe will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to EquiServe, P.O. Box 43011, Providence, RI 02940-3011 such that EquiServe receives such payments approximately 10 days before the investment date. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by EquiServe at least 48 hours before such payment is to be invested.

      For  more  information   regarding  the  Dividend  Reinvestment  Plan  and
Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Convertible and Income Securities Fund.

                             DIRECTORS AND OFFICERS
             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

DIRECTORS
Mario J. Gabelli, CFA
   CHAIRMAN & CHIEF INVESTMENT OFFICER,
   GABELLI ASSET MANAGEMENT INC.

E. Val Cerutti
   CHIEF EXECUTIVE OFFICER,
   CERUTTI CONSULTANTS, INC.

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

Dugald A. Fletcher
   PRESIDENT, FLETCHER & COMPANY, INC.

Karl Otto Pohl
   FORMER PRESIDENT, DEUTSCHE BUNDESBANK

Anthony R. Pustorino
   CERTIFIED PUBLIC ACCOUNTANT,
   PROFESSOR EMERITUS, PACE UNIVERSITY

Werner J. Roeder, MD
   VICE PRESIDENT/MEDICAL AFFAIRS,
   LAWRENCE HOSPITAL CENTER

Anthonie C. van Ekris
   MANAGING DIRECTOR,
   BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
   CHAIRMAN, HALLMARK ELECTRICAL SUPPLIES CORP.

OFFICERS
Bruce N. Alpert
   PRESIDENT & TREASURER

Peter W. Latartara
   VICE PRESIDENT

A. Hartswell Woodson, III
   ASSOCIATE PORTFOLIO MANAGER

James E. McKee
   SECRETARY

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN
State Street Bank and Trust Company

COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR
EquiServe Trust Company

STOCK EXCHANGE LISTING

                             Common      6.00% Preferred
                             ------      ---------------
NYSE-Symbol:                   GCV           GCV Pr B
Shares Outstanding:        11,565,300         990,800

The Net Asset Value appears in the Publicly Traded Funds column, under the heading "Convertible Securities Funds," in Sunday's The New York Times and in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Convertible Securities Funds."

The Net Asset Value may be obtained each day by calling (914) 921-5071.

--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Convertible and Income Securities Fund may from time to time purchase shares of its common stock in the open market when the Convertible and Income Securities Fund shares are trading at a discount of 10% or more from the net asset value of the shares. The Convertible and Income Securities Fund may also, from time to time, purchase shares of its Cumulative Preferred Stock in the open market when the shares are trading at a discount to the Liquidation Value of $25.00.
--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


                                           REGISTRANT PURCHASES OF EQUITY SECURITIES
=============================================================================================================================
                                                                                          (D) MAXIMUM NUMBER (OR
                                                       (C) TOTAL NUMBER OF SHARES    APPROXIMATE DOLLAR VALUE) OF SHARES
                (A) TOTAL NUMBER      (B) AVERAGE     (OR UNITS) PURCHASED AS PART       (OR UNITS) THAT MAY YET BE
                  OF SHARES (OR      PRICE PAID PER    OF PUBLICLY ANNOUNCED PLANS       PURCHASED UNDER THE PLANS OR
     PERIOD      UNITS) PURCHASED    SHARE (OR UNIT)           OR PROGRAMS                         PROGRAMS
=============================================================================================================================
Month #1          Common - N/A        Common - N/A     Common - N/A                   Preferred Series B - 1,000,000
01/01/04
through 01/31/04  Preferred Series B  Preferred        Preferred Series B - N/A       Common - 11,421,647
                  - N/A               Series B - N/A
=============================================================================================================================
Month #2          Common - N/A        Common - N/A     Common - N/A                   Preferred Series B - 1,000,000
02/01/04
through 02/29/04  Preferred Series B  Preferred        Preferred Series B - N/A       Common - 11,421,647
                  - N/A               Series B - N/A
=============================================================================================================================
Month #3          Common - N/A        Common - N/A     Common - N/A                   Preferred Series B - 1,000,000
03/01/04
through 03/31/04  Preferred Series B  Preferred        Preferred Series B - N/A       Common - 11,421,647
                  - N/A               Series B - N/A
=============================================================================================================================
Month #4          Common - N/A        Common - N/A     Common - N/A                   Preferred Series B - 1,000,000 -
04/01/04                                                                              2,100 = 997,900
through 04/30/04  Preferred Series B  Preferred        Preferred Series B - 2,100
                  - 2,100             Series B -                                      Common - 11,489,948
                                      $24.2595
=============================================================================================================================
Month #5          Common - N/A        Common - N/A     Common - N/A                   Preferred Series B - 997,900 - 4,400
05/01/04                                                                              = 993,500
through 05/31/04  Preferred Series B  Preferred        Preferred Series B - 4,400
                  - 4,400             Series B -                                      Common - 11,489,948
                                      $22.9382
=============================================================================================================================
Month #6          Common - N/A        Common - N/A     Common - N/A                   Preferred Series B - 993,500 - 2,700
06/01/04                                                                              = 990,800
through 06/30/04  Preferred Series B  Preferred        Preferred Series B - 2,700
                  - 2,700             Series B -                                      Common - 11,489,948
                                      $24.1848
=============================================================================================================================
Total             Common - N/A        Common - N/A     Common - N/A                    N/A

                  Preferred Series B  Preferred        Preferred Series B - 9,200
                  - 9,200             Series B -
                                      $23.6057
=============================================================================================================================

a. The date each plan or program was announced - The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund's quarterly report in accordance with Section 23 (c) of the Investment Company Act of 1940, as amended.

b. The dollar amount (or share or unit amount) approved - Any or all common shares outstanding may be repurchased when the Fund's common shares are trading at a discount of 10% or more from the net asset value of the shares.

   Any or all preferred shares outstanding may be repurchased when the Fund's preferred shares are trading at a discount to the liquidation value of $25.00.

c. The expiration date (if any) of each plan or program - The Fund's repurchase plans are ongoing.

d. Each plan or program  that has expired during the period covered by the table
- The Fund's repurchase plans are ongoing.

e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. - The Fund's repurchase plans are ongoing.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.



ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The Gabelli Convertible and Income Securities Fund
                           Inc.
                           -----------------------------------------------------

By (Signature and Title)*  /s/ BRUCE N. ALPERT
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       September 7, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ BRUCE N. ALPERT
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer


Date                       September 7, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.